PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	March 31, 2021	June 30, 2020
Computer equipment	$650,000	$620,000
Website design	6,000	6,000
Office machine & equipment	97,000	89,000
Furniture & fixtures	437,000	429,000
Leasehold improvements	191,000	173,000
Tenant incentives	145,000	145,000
	1,526,000	1,462,000
Accumulated depreciation	(1,253,000)	(1,118,000)
Net book value	$273,000	$344,000

	2020	2019
Computer equipment	$620,000	$566,000
Website design	6,000	6,000
Office machine & equipment	89,000	88,000
Furniture & fixtures	429,000	427,000
Leasehold improvements	173,000	997,000
Tenant incentives	145,000	136,000
	1,462,000	2,220,000
Accumulated depreciation	(1,118,000)	(1,438,000)
Net book value	$344,000	$782,000